Interest and finance costs, detail (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest And Debt Expense [Abstract]
Interest expense	$ 2,652	$ 551	$ 274
Amortization and write-off of deferred financing costs	197	681	110
Commitment fees and other	217	372	127
Interest and finance costs	$ 3,066	$ 1,604	$ 511